Employee Stock Ownership Plan (Details Textual) (USD $) Share data in Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Oct. 04, 2012	Dec. 31, 2012	Dec. 31, 2011
Employee Stock Ownership Plan (Textual) [Abstract]
Contributions to the ESOP		$ 201,000	$ 114,000
ESOP related expenses totaled		195,000	81,000
Total of ESOP	509,367	509,367	238,599
Borrowed amount for ESOP purchase		$ 3,600,000
Allocated converted shares from ESOP	59,650	82,136	59,650
Unallocated converted shares from ESOP	178,949
Allocation of eligible common stock under the ESOP	449,717	427,231	178,949
Common stock shares issued	270,768	22,486	11,930
Period for allocated stock under ESOP		20 years